Regulatory Assets and Liabilities, Summary of Regulatory Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2014	Sep. 21, 2009
Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	$ 285,737	$ 298,806
Total regulatory assets, net	543,973	548,345
Cleco Power [Member] | PPA true-up
Regulatory Assets and Liabilities [Line Items]
Regulatory liabilities	0	(312)
Cleco Power [Member] | Total investment tax credit
Regulatory Assets and Liabilities [Line Items]
Regulatory liabilities	(1,002)	(1,633)
Cleco Power [Member] | Total federal regulatory (liability) asset — income taxes
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	(635)	5,614
Cleco Power [Member] | Total state regulatory asset — income taxes
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	112,751	105,868
Cleco Power [Member] | AFUDC
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	126,335	127,092
Cleco Power [Member] | Total regulatory assets — deferred taxes, net
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	237,449	236,941
Cleco Power [Member] | Mining costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	$ 6,372	8,921
Remaining Recovery Period of Regulatory Assets	2 years 6 months
Cleco Power [Member] | Interest costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	$ 4,860	5,221
Cleco Power [Member] | AROs (1)
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	2,096	2,462
Cleco Power [Member] | Postretirement costs (1)
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	145,268	150,274
Cleco Power [Member] | Tree trimming costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	5,549	6,318
Cleco Power [Member] | Training costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	$ 6,708	6,863
Remaining Recovery Period of Regulatory Assets	43 years
Cleco Power [Member] | Surcredits, net (2)
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	$ 5,876	9,661
Cleco Power [Member] | Amended lignite mining agreement contingency (1)
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	0	3,781
Cleco Power [Member] | AMI deferred revenue requirement
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	$ 4,772	5,318
Remaining Recovery Period of Regulatory Assets	9 years
Cleco Power [Member] | Production operations and maintenance expenses
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	$ 13,999	12,436		$ 25,600
Cleco Power [Member] | AFUDC equity gross-up (2)
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	70,423	71,444
Cleco Power [Member] | Acquisition costs or Transaction costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	$ 2,442	2,548
Remaining Recovery Period of Regulatory Assets	23 years
Cleco Power [Member] | Acquisition costs or Transaction costs | Natural Gas Processing Plant [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	$ 999	1,030
Remaining Recovery Period of Regulatory Assets	32 years 6 months
Cleco Power [Member] | Financing costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	$ 8,663	9,032
Cleco Power [Member] | Biomass costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	$ 18	50
Remaining Recovery Period of Regulatory Assets	6 months
Cleco Power [Member] | MISO integration costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	$ 1,404	2,340
Remaining Recovery Period of Regulatory Assets	1 year 6 months
Cleco Power [Member] | Corporate franchise tax
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	$ 1,308	373
Cleco Power [Member] | Acadia FRP true-up
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	0	377	$ 800
Cleco Power [Member] | MATS costs [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	$ 4,270	0
Remaining Recovery Period of Regulatory Assets	1 year 6 months
Cleco Power [Member] | Other
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	$ 710	357
Cleco Power [Member] | Fuel and purchased power
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	20,787	12,910
Predecessor [Member]
Regulatory Assets and Liabilities [Line Items]
Total regulatory assets, net		548,345
Predecessor [Member] | Cleco Holdings [Member] | Postretirement costs (1)
Regulatory Assets and Liabilities [Line Items]
Regulatory assets		0
Predecessor [Member] | Cleco Holdings [Member] | Financing costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets		0
Predecessor [Member] | Cleco Holdings [Member] | Fair value of long-term debt [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory assets		0
Predecessor [Member] | Cleco Holdings [Member] | Debt issuance cost [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory assets		$ 0
Successor [Member]
Regulatory Assets and Liabilities [Line Items]
Total regulatory assets, net	739,683
Successor [Member] | Cleco Holdings [Member] | Postretirement costs (1)
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	23,362
Successor [Member] | Cleco Holdings [Member] | Financing costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	8,966
Successor [Member] | Cleco Holdings [Member] | Fair value of long-term debt [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	155,776
Successor [Member] | Cleco Holdings [Member] | Debt issuance cost [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	$ 7,606